Other financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about other financial assets [Text Block]
The balance of other financial assets as of December 31, 2017 and 2016 is as follows:

	2017	2016

Assets measured at fair value through profit or loss
Investment Portfolio - Local currency	3,310,338	2,519,311
Investment Portfolio - Foreign currency	3,194,287	4,116,987
	6,504,625	6,636,298
Assets measured at amortized cost	3,636	4,152
Hedging instruments	25,464	46,445
Total	6,533,725	6,686,895

Current	2,967,878	5,315,537
Non-current	3,565,847	1,371,358
	6,533,725	6,686,895

Disclosure of detailed information about maturity analysis of other financial assets [text Block]
The following are the maturities of other financial assets as of December 31, 2017 and 2016:

	2017	2016
Up to 1 year	2,967,878	5,315,537
1-2 years	1,588,145	838,786
2-5 years	1,817,558	497,204
> 5 years	160,144	35,368
	6,533,725	6,686,895

Disclosure of fair value measurement of assets [text block]	The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2017 and 2016:
	2017	2016
Level 1	317,912	25,066
Level 2	6,186,713	6,611,232
	6,504,625	6,636,298

Other financial assets [Member]
Disclosure of external credit grades [text block]
The following table reflects the credit quality of the issuers of other financial assets measured at fair value through profit or loss:

Rating	2017	2016
AAA	3,175,727	1,858,665
A1	1,149,606	3,060,660
AA+	1,067,989	50,192
BBB-	378,939	-
A	300,179	-
AA-	233,668	3,730
A+	175,767	-
BBB	21,835	-
AA	-	5,289
F1+	-	1,636,039
No rating available	915	21,723
	6,504,625	6,636,298